TAXES ON INCOME (Schedule of Income Before Taxes on Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
TAXES ON INCOME [Abstract]
Domestic	$ 40,691	$ 31,297	$ 32,125
Foreign	6,497	1,674	4,576
Income before taxes on income	$ 47,188	$ 32,971	$ 36,701